SGI U.S. SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 97.2%
Auto Parts & Equipment — 2.0%
Dorman Products, Inc.*	6,475	$580,419
Standard Motor Products, Inc.	4,961	190,552
		770,971
Banks — 13.3%
Bank of Marin Bancorp	2,000	71,780
Bankwell Financial Group, Inc.	2,900	85,811
BayCom Corp.	3,500	66,360
BCB Bancorp, Inc.	6,300	118,755
City Holding Co.	2,300	234,416
CrossFirst Bankshares, Inc.*	10,900	151,183
Equity Bancshares, Inc., Class A	6,625	242,210
Esquire Financial Holdings, Inc.	4,100	183,844
Farmers National Banc Corp.	8,700	132,327
First Bancshares, Inc., (The)	5,200	177,788
First Financial Corp.	9,404	452,051
Great Southern Bancorp, Inc.	4,500	281,925
HarborOne Bancorp, Inc.	11,000	160,930
Lakeland Financial Corp.	4,000	315,840
Merchants Bancorp	6,875	175,931
Nicolet Bankshares, Inc.*	4,575	378,444
Old Second Bancorp, Inc.	18,600	324,756
Origin Bancorp, Inc.	5,300	216,876
Peapack-Gladstone Financial Corp.	6,035	248,763
Stellar Bancorp, Inc.	5,200	175,812
Unity Bancorp, Inc.	4,200	119,742
Westamerica BanCorp	11,100	685,425
		5,000,969
Biotechnology — 1.9%
Innoviva, Inc.*	55,700	731,341
Building Materials — 0.9%
AAON, Inc.	4,350	344,781
Chemicals — 3.8%
American Vanguard Corp.	15,848	364,504
Balchem Corp.	5,450	767,360
Hawkins, Inc.	7,300	303,680
		1,435,544
Commercial Services — 7.1%
CorVel Corp.*	3,275	500,977
Forrester Research, Inc.*	5,400	189,972
Franklin Covey Co.*	4,700	244,212
FTI Consulting, Inc.*	4,700	812,254
ICF International, Inc.	5,050	547,268
Kforce, Inc.	3,370	199,066
Laureate Education, Inc.	18,388	192,706
		2,686,455
Computers — 2.3%
ExlService Holdings, Inc.*	4,600	861,120
Distribution/Wholesale — 0.9%
Titan Machinery, Inc.*	8,025	353,341
Diversified Financial Services — 7.7%
AssetMark Financial Holdings, Inc.*	6,500	161,590
First Western Financial, Inc.*	2,600	79,040
Houlihan Lokey, Inc.	10,275	1,010,546
International Money Express, Inc.*	25,528	554,468
Nelnet, Inc., Class A	800	78,832
PJT Partners, Inc., Class A	13,200	1,016,532
		2,901,008
Electric — 0.6%
Avangrid, Inc.	5,400	230,958
Electronics — 1.6%
OSI Systems, Inc.*	6,825	603,876
Engineering & Construction — 1.5%
NV5 Global, Inc.*	3,950	570,814
Environmental Control — 0.7%
Heritage-Crystal Clean, Inc.*	8,600	271,760
Food — 8.7%
John B Sanfilippo & Son, Inc.	5,100	431,919
Lancaster Colony Corp.	1,800	372,852
Seaboard Corp.	30	118,586
Sprouts Farmers Market, Inc.*	30,000	1,029,900
Tootsie Roll Industries, Inc.	15,158	681,352
Weis Markets, Inc.	7,300	636,633
		3,271,242
Gas — 2.1%
ONE Gas, Inc.	9,183	798,462
Healthcare-Products — 0.3%
Atrion Corp.	200	120,960
Healthcare-Services — 0.3%
National HealthCare Corp.	1,700	104,788
Insurance — 1.6%
Hanover Insurance Group Inc., (The)	1,500	220,950
National Western Life Group, Inc., Class A	400	84,320
RLI Corp.	1,700	221,119
Safety Insurance Group, Inc.	800	73,392
		599,781
Machinery-Diversified — 1.2%
Alamo Group, Inc.	2,425	364,962
Tennant Co.	1,200	76,236
		441,198
Miscellaneous Manufacturing — 0.5%
Chase Corp.	2,100	199,500
Oil & Gas — 1.7%
Chord Energy Corp.	2,275	347,006
Kimbell Royalty Partners LP	16,400	283,228
		630,234
Packaging & Containers — 4.2%
Silgan Holdings, Inc.	22,725	1,202,152
UFP Technologies, Inc.*	3,100	372,155
		1,574,307
Pharmaceuticals — 7.6%
Amphastar Pharmaceuticals, Inc.*	14,400	424,656
Collegium Pharmaceutical, Inc.*	28,403	621,174
Ironwood Pharmaceuticals Inc., Class A*	6,400	77,504
Pacira BioSciences, Inc.*	7,150	344,987
Premier, Inc., Class A	3,400	113,390
Prestige Brands Holdings, Inc.*	15,382	945,378
Supernus Pharmaceuticals, Inc.*	9,000	330,480
		2,857,569
Pipelines — 1.4%
DT Midstream, Inc.	8,600	518,838
Real Estate — 0.5%
McGrath RentCorp	1,800	176,616
REITS — 2.6%
City Office REIT, Inc.	19,500	192,855
Easterly Government Properties, Inc.	16,200	256,608
Rexford Industrial Realty, Inc.	9,700	536,313
		985,776
Retail — 5.0%
AutoNation, Inc.*	3,300	408,903
Murphy USA, Inc.	3,600	1,064,916
PC Connection, Inc.	1,700	94,435
Winmark Corp.	1,400	336,000
		1,904,254
Savings & Loans — 1.3%
Hingham Institution For Savings, (The)	525	154,077
HomeTrust Bancshares, Inc.	4,900	125,440
Southern Missouri Bancorp, Inc.	4,200	217,812
		497,329
Software — 3.1%
CSG Systems International, Inc.	10,700	661,688
SPS Commerce, Inc.*	1,300	184,938
Verra Mobility Corp.*	18,000	285,300
		1,131,926
Transportation — 6.3%
Heartland Express, Inc.	25,440	425,866
Landstar System, Inc.	6,000	1,037,880
Werner Enterprises, Inc.	20,822	915,752
		2,379,498
Water — 4.5%
American States Water Co.	11,000	1,077,890
California Water Service Group	9,745	632,743
		1,710,633
TOTAL COMMON STOCKS
(Cost $31,783,582)		36,665,849
EXCHANGE-TRADED FUNDS - 0.8%
Exchange-Traded Funds — 0.8%
iShares MSCI USA Small-Cap Min Vol Factor ETF	8,400	303,996
TOTAL EXCHANGE-TRADED FUNDS
(Cost $289,078)		303,996
SHORT-TERM INVESTMENTS - 2.1%
U.S. Bank Money Market Deposit Account, 3.50%(a)	796,696	796,696
TOTAL SHORT-TERM INVESTMENTS
(Cost $796,696)		796,696
TOTAL INVESTMENTS - 100.1%
(Cost $32,869,356)		37,766,541
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(27,350)
NET ASSETS - 100.0%		$37,739,191

*	Non-income producing security.
(a)	The rate shown is as of November 30, 2022.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the consolidated portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. SMALL CAP EQUITY FUND
Common Stocks	$36,665,849	$36,665,849	$-	$-
Exchange Traded-Funds	303,996	303,996	-	-
Short-Term Investments	796,696	796,696	-	-
Total Investments*	$37,766,541	$37,766,541	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.